DIRECT OPERATING COSTS - Direct Costs by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Direct operating costs	$ 8,801	$ 8,853	$ 9,058
Direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	1,158	1,256	1,091
Subcontractor and consultant costs	3,358	3,532	4,208
Concession construction materials and labor costs	235	163	229
Depreciation and amortization expense	603	585	520
Compensation	2,557	2,444	2,005
Other direct costs	$ 890	$ 873	$ 1,005